File No. 333-224293

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON August 30, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 1	[X]

Carillon Series Trust
(Exact Name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Offices)

(727) 567-8143
(Registrant’s Area Code and Telephone Number)

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

With copies to:

KATHY KRESCH INGBER, ESQ. K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006-1600

It is proposed that this filing will become effective immediately, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.
Title of securities being offered: Class A, Class C, Class I, Class Y, Class R-3, Class R-5 and Class R-6 shares of the Carillon Scout Small Cap Fund and the Carillon Eagle Mid Cap Growth Fund, each a series of the Registrant.
No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 033-57986 and 811-07470).

CARILLON SERIES TRUST

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Explanatory Note

Part A of Form N-14; Combined Information Statement and Prospectus regarding the reorganization of (i) Carillon Eagle Smaller Company Fund (“Eagle Smaller Company Fund”) into Carillon Scout Small Cap Fund (“Scout Small Cap Fund”), each a series of the Trust; and (ii) Carillon Eagle Mid Cap Stock Fund (“Eagle MCS Fund”) into Carillon Eagle Mid Cap Growth Fund (“Eagle MCG Fund”), each a series of the Trust*

Part B of Form N-14; Combined Statement of Additional Information regarding the reorganization of (i) Eagle Smaller Company Fund into Scout Small Cap Fund; and (ii) Eagle MCS Fund into Eagle MCG Fund*

Part C of Form N-14 - Other Information

Signature Page

Exhibit Index

*  Previously filed in the Registrant’s Registration Statement on Form N-14, File No. 333-224293 (the “Form N-14 Registration Statement”) on April 13, 2018 (Accession No. 0000898432-18-000448).  Parts A and B of the Form N-14 Registration Statement are incorporated by reference herein.

EXPLANATORY NOTE

The sole purpose of this post-effective amendment is to include in the Form N-14 Registration Statement: Exhibit 12 – Opinion of Counsel on Tax Matters regarding the reorganization of (i) Eagle Smaller Company Fund into Scout Small Cap Fund; and (ii) Eagle MCS Fund into Eagle MCG Fund.

PART C. OTHER INFORMATION

Item 15.	Indemnification

Article IX, Section 9.2 of the Trust’s Agreement and Declaration of Trust provides that:
(a)               Subject to the exceptions and limitations contained in paragraph (b) below, every person who is or has been a Trustee or an officer or employee of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof.  As used herein, the words “claim”, “action”, “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, investigative or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorney’s fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities whatsoever.
(b)               To the extent required under the 1940 Act, but only to such extent, no indemnification shall be provided hereunder to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties expressly set forth herein; or (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement, (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry), or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).
(c)               To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the person or persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.
(d)               To the maximum extent permitted by law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 9.2 shall be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 9.2; provided, however, that any such advancement will be made in accordance with any conditions required by the Commission.  The advancement of any expenses pursuant to this paragraph (d) shall under no circumstances be considered a “loan” under the Sarbanes-Oxley Act of 2002 or for any other reason.

(e)               Any repeal or modification of this Article IX or adoption or modification of any other provision of this Declaration of Trust inconsistent with this Article IX shall be prospective only to the extent that such repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification or right to advancement of expenses available to any Covered Person with respect to any act or omission that occurred prior to such repeal, modification or adoption.
(f)               Notwithstanding any other provision in this Declaration of Trust to the contrary, any liability and/or expense against which any Covered Person is indemnified under this Section 9.2 and any advancement of expenses that any Covered Person is entitled to be paid under paragraph (d) shall be deemed to be joint and several obligations of the Trust and each Series, and the assets of the Trust and each Series shall be subject to the claims of any Covered Person therefor under this Article IX; provided that (i) any such liability, expense or obligation may be allocated and charged by the Trustees between or among the Trust and/or any one or more Series (and Classes) in such manner as the Trustees in their sole discretion deem fair and equitable; and (ii) the Trustees may determine that any such liability, expense, or obligation should not be allocated to one or more Series (and Classes), and such Series or Classes shall not be liable therefor as provided under Section 3.2(a).
(g)               The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.
(h)               Nothing contained herein shall affect any rights to indemnification to which any Covered Person or other person may be entitled by contract or otherwise under law or prevent the Trust from entering into any contract to provide indemnification to any Covered Person or other person.  Without limiting the foregoing, the Trust may, in connection with any transaction permitted by this Declaration of Trust, including the acquisition of assets subject to liabilities or a merger or consolidation pursuant to Section 10.2 hereof, assume the obligation to indemnify any person, including a Covered Person, or otherwise contract to provide such indemnification, and such indemnification shall not be subject to the terms of this Article IX unless otherwise required under applicable law.
Article IX, Section 9.1 of the Trust’s Agreement and Declaration of Trust further provides that:
(a)               Except as required by the 1940 Act, no Trustee, officer, employee or agent of the Trust shall owe any fiduciary duties to the Trust or any Series or to any Shareholder or any other person.  The Trustees, officers, employees and agents of the Trust shall only have the duty to perform their respective obligations expressly set forth herein in a manner that does not constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties as a Trustee, officer, employee or agent expressly set forth in this Declaration of Trust.
(b)               To the extent that, at law (common or statutory) or in equity, the Trustees, officers, employees or agents of the Trust otherwise have duties (including fiduciary duties) and liabilities relating thereto, such duties (including fiduciary duties) and liabilities are eliminated and replaced by the duties and liabilities of the Trustees, officers, employees and agents of the Trust as expressly set forth herein.
(c) Except as otherwise expressly set forth herein, the officers, employees and agents of the Trust shall not have any personal liability to any person other than the Trust or its Shareholders for any act, omission or obligation of the Trust or any Trustee. No officer, employee or agent of the Trust shall be liable to the Trust or its Shareholders for any act or omission or any conduct whatsoever; provided that nothing contained herein shall protect any officer, employee or agent against any liability to the Trust or its Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties as an officer, employee or agent as expressly set forth herein.
(d) A Trustee shall be liable for his own willful misfeasance, bad faith, gross negligence or reckless disregard of his duties expressly set forth herein, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law.  Subject to the foregoing: (i) the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any other person, including any officer, agent, employee, independent contractor or consultant, nor shall any Trustee be responsible for the act or omission of any other Trustee; (ii) the Trustees may rely upon advice of legal counsel or other experts and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice; and (iii) the Trustees shall be entitled to rely upon the records of the Trust and upon information, opinions, reports or statements presented by another Trustee or any officer, employee or agent of the Trust, or by any other person, as to matters reasonably believed to be within such person’s professional or expert competence.  The appointment, designation or identification of a Trustee as an expert on any topic or in any area (including an audit committee financial expert), or any other special appointment, designation or identification of a Trustee, shall not impose on that Trustee any standard of care or liability that is greater than that imposed on him as a Trustee in the absence of the appointment, designation or identification, and no Trustee who has special skills or expertise, or is appointed, designated or identified as aforesaid, shall be held to a higher standard of care by virtue thereof.  The Trustees shall not be required to give any bond as such, nor any surety if a bond is obtained.
According to Article XI, Section 11.1 of the Trust’s Declaration of Trust, the Trust is a trust, not a partnership.  Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust or any Series.  A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Paragraph 8 of the Investment Advisory Agreement provides that Carillon Tower Advisers, Inc. (“Carillon Tower”) shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any Series in connection with the matters to which the Advisory Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreement.  Any person, even though also an officer, partner, employee, or agent of Carillon Tower, who may be or become an officer, Board member, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Carillon Tower even though paid by it.
Paragraph 9 of the Subadvisory Agreement with Eagle Asset Management, Inc. provides that, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties hereunder, the Subadviser shall not be subject to any liability to Carillon Tower, the Trust or their directors, Trustees, officers or shareholders, for any act or omission in the course of, or connected with, rendering services hereunder.  However, the Subadviser shall indemnify and hold harmless such parties from any and all claims, losses, expenses, obligations and liabilities (including reasonable attorneys’ fees) which arise or result from the Subadviser’s willful misfeasance, bad faith, gross negligence or reckless disregard of its duties hereunder.
Paragraph 9 of the Subadvisory Agreement with Scout Investments, Inc. provides that, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties hereunder, the Subadviser shall not be subject to any liability to Carillon Tower, the Trust or their directors, Trustees, officers or shareholders, for any act or omission in the course of, or connected with, rendering services hereunder.  However, the Subadviser shall indemnify and hold harmless such parties from any and all claims, losses, expenses, obligations and liabilities (including reasonable attorneys’ fees) which arise or result from the Subadviser’s willful misfeasance, bad faith, gross negligence or reckless disregard of its duties hereunder.
Paragraph 9 of the Distribution Agreement provides that the Trust agrees to indemnify, defend and hold harmless the Distributor, its several officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers or directors, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect the Distributor against any liability to the Trust or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement.  The Trust shall not indemnify the Distributor for certain conduct, including any alleged untrue statement of a material fact contained in information furnished in writing by the Distributor to the Trust for use in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement, Prospectus or Statement of Additional Information or necessary to make such information not misleading.  The Distributor agrees that it shall look only to the assets of a particular Series, as applicable, and not to any other Series for satisfaction of any obligation created by this Section or otherwise arising under the Distribution Agreement.

Paragraph 12 of the Administration Agreement states that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any Series in connection with the matters to which the Administration Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Administration Agreement.  Any person, even though also an officer, partner, employee, or agent of the Administrator, who may be or become an officer, trustee, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of the Administrator even though paid by it.
Section 6.A. of the Sub-Administration Servicing Agreement states that USBFS shall at all times act in good faith and exercise reasonable care and due diligence in the performance of its duties under this Agreement.  USBFS shall not be liable for any error of judgment or mistake of law or for any loss suffered by Carillon Tower in connection with its duties under this Agreement, including losses resulting from mechanical breakdowns or the failure of communication or power supplies beyond USBFS’ reasonable control, except a loss arising out of or relating to USBFS’ refusal or failure to comply with the terms of this Agreement or from its bad faith, negligence, or willful misconduct in the performance of its duties under this Agreement.  Notwithstanding any other provision of this Agreement, if USBFS has acted in good faith and exercised reasonable care and due diligence in the performance of its duties under this Agreement, Carillon Tower shall indemnify and hold harmless USBFS from and against any and all third party claims, demands, losses, expenses, and liabilities (including reasonable attorneys’ fees and costs) that USBFS may sustain or incur or that may be asserted against USBFS by any person arising out of any action taken or omitted to be taken by it in performing the services hereunder (i) in accordance with the foregoing standards, or (ii) in reliance upon any written or oral instruction provided to USBFS by any duly authorized officer of Carillon Tower, or any duly authorized officer of a Trust approved by the Trust’s Board of Trustees, except for any and all claims, demands, losses, expenses, and liabilities arising out of or relating to USBFS’ refusal or failure to comply with the terms of this Agreement or from its bad faith, negligence or willful misconduct in the performance of its duties under this Agreement.  This indemnity shall be a continuing obligation of Carillon Tower, its successors and assigns, notwithstanding the termination of this Agreement.  As used in this paragraph, the term “USBFS” shall include USBFS’ directors, officers and employees.
USBFS shall indemnify and hold Carillon Tower harmless from and against any and all third party claims, demands, losses, expenses, and liabilities (including reasonable attorneys’ fees and costs) that Carillon Tower may sustain or incur or that may be asserted against Carillon Tower by any person arising out of or related to any action taken or omitted to be taken by USBFS as a result of USBFS’ refusal or failure to comply with the terms of this Agreement, or from its bad faith, negligence, or willful misconduct in the performance of its duties under this Agreement, or from any allegations that the services provided by USBFS misappropriated, infringes and/or violates and/or Carillon Tower’s or Trusts’ use of USBFS’ services in accordance with the terms of this Agreement constitutes a misappropriation, infringement and/or violation of any intellectual property rights of any party.  This indemnity shall be a continuing obligation of USBFS, its successors and assigns, notwithstanding the termination of this Agreement.  As used in this paragraph, the term “Carillon Tower” shall include its directors, officers and employees.

Neither party to this Agreement shall be liable to the other party for consequential, special or punitive damages under any provision of this Agreement.
Section 9.01 of the Custody Agreement states that the Custodian shall act on good faith and exercise reasonable care and diligence such as a person having responsibility for the provision of such services to a management investment company, registered under the 1940 Act would exercise in the performance of its duties under this Agreement. The Custodian shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trusts in connection with its duties under this Agreement, except a loss arising out of or relating to the Custodian’s (or a Sub-Custodian’s) refusal or failure to comply with the terms of this Agreement (or any sub-custody agreement) or from its (or a Sub-Custodian’s) bad faith, negligence or willful misconduct in the performance of its duties under this Agreement (or any sub-custody agreement). The Custodian shall be entitled to rely on and may act upon advice of counsel on all matters, and shall be without liability for any action reasonably taken or omitted pursuant to such advice. The Custodian shall promptly notify the Trusts of any action taken or omitted by the Custodian pursuant to advice of counsel.
Section 7.A. of the Transfer Agent Servicing Agreement states that USBFS shall at all times act in good faith and exercise reasonable care and due diligence in the performance of its duties under this Agreement.  USBFS shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trusts in connection with its duties under this Agreement, including losses resulting from mechanical breakdowns or the failure of communication or power supplies beyond USBFS’s reasonable control, except a loss arising out of or relating to USBFS’s refusal or failure to comply with the terms of this Agreement or from its bad faith, negligence, or willful misconduct in the performance of its duties under this Agreement.  Notwithstanding any other provision of this Agreement, if USBFS acted in good faith and exercised reasonable care and due diligence in the performance of its duties under this Agreement, the Trust shall indemnify and hold harmless USBFS from and against any and all third party claims, demands, losses, expenses, and liabilities (including reasonable attorneys’ fees and costs) that USBFS may sustain or incur or that may be asserted against USBFS by any person arising out of any action taken or omitted to be taken by it in performing the services hereunder (i) in accordance with the foregoing standards, or (ii) in reliance upon any written or oral instruction provided to USBFS by any duly authorized officer of the Trust, as approved by its Board of Trustees (the “Board of Trustees”), except for any and all claims, demands, losses, expenses, and liabilities arising out of or relating to USBFS’s refusal or failure to comply with the terms of this Agreement or from its bad faith, negligence or willful misconduct in the performance of its duties under this Agreement.  This indemnity shall be a continuing obligation of the Trust, its successors and assigns, notwithstanding the termination of this Agreement.  As used in this paragraph, the term “USBFS” shall include USBFS’s directors, officers and employees.

USBFS shall indemnify and hold the Trust harmless from and against any and all third party claims, demands, losses, expenses, and liabilities (including reasonable attorneys’ fees and costs) that the Trust may sustain or incur or that may be asserted against the Trust by any person arising out of or related to any action taken or omitted to be taken by USBFS as a result of USBFS’s refusal or failure to comply with the terms of this Agreement, or from its bad faith, negligence, or willful misconduct in the performance of its duties under this Agreement, or from any allegations that the services provided by USBFS misappropriated, infringes and/or violates and/or the Trust’s use of the USBFS services in accordance with the terms of this Agreement constitutes a misappropriation, infringement and/or violation of any intellectual property right of any party.  This indemnity shall be a continuing obligation of USBFS, its successors and assigns, notwithstanding the termination of this Agreement.  As used in this paragraph, the term “Trust” shall include the Carillon Family of Funds’ trustees, officers and employees.

Neither party to this Agreement shall be liable to the other party for consequential, special or punitive damages under any provision of this Agreement.
Section 9.A of the Fund Accounting Services Agreement provides that USBFS shall at all times act in good faith and exercise reasonable care and due diligence in the performance of its duties under this Agreement.  Neither USBFS nor its suppliers shall be liable for any error of judgment or mistake of law or for any loss suffered by the Trusts or any third party in connection with its duties under this Agreement, including losses resulting from mechanical breakdowns or the failure of communication or power supplies beyond USBFS’ reasonable control, except a loss arising out of or relating to USBFS’ refusal or failure to comply with the terms of this Agreement or from its bad faith, negligence, or willful misconduct in the performance of its duties under this Agreement or its suppliers’ bad faith, negligence, or willful misconduct.  Notwithstanding any other provision of this Agreement, if USBFS acted in good faith and exercised reasonable care and due diligence in the performance of its duties under this Agreement, the Trust shall indemnify and hold harmless USBFS and its suppliers from and against any and all third party claims, demands, losses, expenses, and liabilities (including reasonable attorneys’ fees and costs) that USBFS may sustain or incur or that may be asserted against USBFS by any person arising out of or related to (X) any action taken or omitted to be taken by it in performing the services hereunder (i) in accordance with the foregoing standards, or (ii) in reliance upon any written or oral instruction provided to USBFS by any duly authorized officer of the Trust, as approved by its Board of Trustees, or (Y) the Data, or any information, service, report, analysis or publication derived therefrom, except for any and all claims, demands, losses, expenses, and liabilities arising out of or relating to USBFS’ refusal or failure to comply with the terms of this Agreement or from its bad faith, negligence or willful misconduct in the performance of its duties under this Agreement or its suppliers’ bad faith, negligence, or willful misconduct.  This indemnity shall be a continuing obligation of the Trust, its successors and assigns, notwithstanding the termination of this Agreement.  As used in this paragraph, the term “USBFS” shall include USBFS’ directors, officers and employees.
The Trust acknowledges that the Data are intended for use as an aid to institutional investors, registered brokers or professionals of similar sophistication in making informed judgments concerning securities.  The Trust accepts responsibility for, and acknowledges it exercises its own independent judgment in, its selection of the Data, its selection of the use or intended use of such, and any results obtained.  Nothing contained herein shall be deemed to be a waiver of any rights existing under applicable law for the protection of investors.
USBFS shall indemnify and hold the Trust harmless from and against any and all third party claims, demands, losses, expenses, and liabilities (including reasonable attorneys' fees and costs) that the Trust may sustain or incur or that may be asserted against the Trust by any person arising out of or related to any action taken or omitted to be taken by USBFS as a result of USBFS’ refusal or failure to comply with the terms of this Agreement, or from its bad faith, negligence, or willful misconduct in the performance of its duties under this Agreement, or from any allegations that the services or Data provided by USBFS misappropriated, infringes and/or violates and/or the Trust’s use of the services or Data provided by USBFS in accordance with the terms of this Agreement constitutes a misappropriation infringement and/or violation of any intellectual property right of any party.  This indemnity shall be a continuing obligation of USBFS, its successors and assigns, notwithstanding the termination of this Agreement.  As used in this paragraph, the term “Trust” shall include the Carillon Family of Funds’ trustees, officers and employees.

Item 16.	Exhibits

(1)	(a)
Certificate of Trust, dated May 5, 2017, is incorporated by reference to Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A, File No. 033-57986, filed previously on June 30, 2017 (“PEA No. 88”)

	(b)	Agreement and Declaration of Trust, dated May 5, 2017, is incorporated by reference to PEA No. 88
(2)		By-laws, dated May 5, 2017, is incorporated by reference to PEA No. 88
(3)		Voting trust agreements – not applicable
(4)		Plan of Reorganization and Termination, is incorporated by reference to Appendix A to Part A of the Form N-14 Registration Statement
(5)		Shareholders’ rights are contained in Articles III, IV, VI, VII, IX, X and XI of the Registrant’s Agreement and Declaration of Trust and Articles III, VII and IX of the Registrant’s By-laws
(6)	(a)	Investment Advisory Agreement between Registrant and Carillon Tower, is incorporated by reference to the Form N-14 Registration Statement
	(b)	Subadvisory Agreement between Carillon Tower and Eagle Asset Management, Inc. (“Eagle”), is incorporated by reference to the Form N-14 Registration Statement
	(c)	Subadvisory Agreement between Carillon Tower and Scout Investments, Inc., is incorporated by reference to the Form N-14 Registration Statement
	(d)	Form of Expense Limitation Agreement between Registrant and Carillon Tower, is incorporated by reference to the Form N-14 Registration Statement
(7)
Distribution Agreement between Registrant and Carillon Fund Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A, File No. 033-57986, filed previously on December 22, 2017 (“PEA No. 93”)

(8)		Bonus, profit sharing or pension plans – none
(9)	(a)
Custody Agreement between Registrant and U.S. Bank National Association, is incorporated by reference to Post-Effective Amendment No. 84 to the Trust’s Registration Statement on Form N-1A, File No. 033-57986, filed previously on February 29, 2016 (“PEA No. 84”)

	(b)	Assignment and Second Amendment to the Custody Agreement between Registrant and U.S. Bank National Association, is incorporated by reference to

PEA No. 93
(10)	(a)	Class A Distribution Plan, is incorporated by reference to PEA No. 93
	(b)	Class C Distribution Plan, is incorporated by reference to PEA No. 93
	(c)	Class I Distribution and Service Plan, is incorporated by reference to PEA No. 93
	(d)	Class Y Distribution Plan, is incorporated by reference to PEA No. 93
	(e)	Class R-3 Distribution and Service Plan, is incorporated by reference to PEA No. 93
	(f)	Class R-5 Distribution and Service Plan, is incorporated by reference to PEA No. 93
	(g)	Class R-6 Distribution and Service Plan, is incorporated by reference to PEA No. 93
	(h)	Multiple Class Plan pursuant to Rule 18f-3, is incorporated by reference to PEA No. 93
(11)		Opinion and consent of counsel, is incorporated by reference to the Form N-14 Registration Statement
(12)		Opinion of counsel on tax matters – filed herewith
(13)	(a)	Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC (“USBFS”), is incorporated by reference to PEA No. 84
	(b)	Assignment and First Amendment to the Transfer Agent Servicing Agreement between Registrant and USBFS, is incorporated by reference to PEA No. 93
	(c)	Agency and Service Agreement between Registrant and Carillon Fund Services, Inc., is incorporated by reference to PEA No. 93
	(d)	Administration Agreement between Registrant and Carillon Tower, is incorporated by reference to PEA No. 93
	(e)	Fund Sub-Administration Servicing Agreement between Eagle and USBFS, is incorporated by reference to PEA No. 84
	(f)	Assignment and Second Amendment to the Fund Sub-Administration Servicing Agreement between Eagle and USBFS, is incorporated by reference to PEA No. 93
	(g)	Fund Accounting Servicing Agreement between Registrant and USBFS, is incorporated by reference to PEA No. 84
	(h)	Assignment and Second Amendment to the Fund Accounting Servicing Agreement between Registrant and USBFS, is incorporated by reference to PEA No. 93
(14)	(a)
Consent of Independent Registered Certified Public Accounting Firm with respect to Carillon Eagle Mid Cap Growth Fund, Carillon Eagle Mid Cap Stock Fund, Carillon Eagle Smaller Company Fund, each a series of the Registrant, for the fiscal year ended October 31, 2017 and Scout Small Cap Fund, a series of Scout Funds, for the fiscal period ended October 31, 2017, is incorporated by reference to the Form N-14 Registration Statement

(b)
Consent of Independent Registered Certified Public Accounting Firm with respect to Scout Small Cap Fund, a series of Scout Funds, for the fiscal year ended June 30, 2017, is incorporated by reference to the Form N-14 Registration Statement

(15)		Financial statements omitted from information statement/prospectus – none
(16)		Powers of Attorney, is incorporated by reference to the Form N-14 Registration Statement
(17)		Other Exhibits – none
___________________________
Item 17. Undertakings
(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  The undersigned registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the information statement/prospectus in a post-effective amendment to this Registration Statement.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on the 30th day of August, 2018.
CARILLON SERIES TRUST

By:	/s/ Susan L. Walzer
Susan L. Walzer Principal Executive Officer

Pursuant to the requirements of the 1933 Act, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the date indicated.
Signature	Title	Date
/s/ Susan L. Walzer Susan L. Walzer	Principal Executive Officer	August 30, 2018
/s/ Deborah L. Talbot* Deborah L. Talbot	Board Chair	August 30, 2018
/s/ J. Cooper Abbott J. Cooper Abbott	Trustee	August 30, 2018
/s/ John Carter* John Carter	Trustee	August 30, 2018
/s/ Court James Court James	Trustee	August 30, 2018
/s/ Keith B. Jarrett* Keith B. Jarrett	Trustee	August 30, 2018
/s/ William J. Meurer* William J. Meurer	Trustee	August 30, 2018
/s/ Liana O’Drobinak* Liana O’Drobinak	Trustee	August 30, 2018
/s/ Stephen Roussin* Stephen Roussin	Trustee	August 30, 2018
/s/ Carolyn K. Gill Carolyn K. Gill	Principal Financial Officer	August 30, 2018
*By: /s/ Susan L. Walzer Susan L. Walzer Attorney-In-Fact

EXHIBIT INDEX
Exhibit	Description
EX-99.(12)	Opinion of counsel on tax matters